CONVERTIBLE DEBT (Details Narrative) - USD ($)					1 Months Ended					6 Months Ended
	Nov. 12, 2020	Nov. 04, 2020	Jul. 07, 2020	May 07, 2020	Nov. 20, 2020	Nov. 19, 2020	Oct. 28, 2020	Dec. 31, 2019	Jul. 25, 2019	Sep. 30, 2020
Convertible debt										$ 150,000
Common stock shares issued upon conversion of debt					350,000	150,000				2,677,397
Debt instrument converted amount										$ 150,000
Original issue discount	$ 10,000						$ 7,500			$ 11,250
Conversion price, Description	After 180 days the note may be converted into common stock of the Company at $0.04 per share or a 30% discount to the VWAC during the 20 days prior to conversion.						After 180 days the note may be converted into common stock of the Company at a 35% discount to the lowest trading price during the 20 days prior to conversion
Series A Convertible Preferred Stock [Member]
Common stock shares issued upon conversion of debt	98,285	90,000	50,000			90,000
Debt instrument converted amount			$ 50,000
7% Convertible Note [Member]
Convertible debt								$ 161,250
Original issue discount								$ 11,250
Conversion price, Description								The note is convertible into common stock of the Company after 180 days at the rate of 60% of the lowest trading price for twenty days prior to conversion or $0.078 whichever is lower. The note may be repaid to the issuer within 180 days from issuance at variable premium rates of 115% to 135% above face value calculated on the outstanding face value of the note plus guaranteed interest	Each share of series A preferred is convertible after 180 days to four shares of common stock ($0.25 per share) or at the lowest of: (i) the fixed conversion price; (ii) the equitant of 70% of the lowest closing price for the 20 days prior to the conversion of the preferred shares and accrues 7% interest annually.
8% Convertible Note [Member]
Convertible debt				$ 50,000
Conversion price, Description				The note is convertible into common stock at the lesser of $0.20 per share or 80% of the lowest closing bid five days prior to conversion.